Investments (Fair Value of Fixed Income Securities by Contractual Maturity) (Detail) $ in Millions	Sep. 30, 2019 USD ($)
Schedule of Held-to-maturity Securities [Line Items]
Due in one year or less	$ 212
Due after one year through five years	412
Due after five years through ten years	360
Due after ten years	719
Total	1,703
Virginia Electric and Power Company
Schedule of Held-to-maturity Securities [Line Items]
Due in one year or less	99
Due after one year through five years	183
Due after five years through ten years	180
Due after ten years	377
Total	$ 839